Fair Value Measurements (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Information for NAV Per Share and Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present information for which the NAV per share practical expedient was used:

	Net Asset Value used as a practical expedient as of December 31, 2025:
			Redemption
		Unfunded	Frequency	Redemption
Description	Fair Value	Commitments	(If Currently Eligible)	Notice Period
Invesco Stable Value Trust Fund	$2,973,527	N/A	Daily	12 months

	Net Asset Value used as a practical expedient as of December 31, 2024:
			Redemption
		Unfunded	Frequency	Redemption
Description	Fair Value	Commitments	(If Currently Eligible)	Notice Period
Invesco Stable Value Trust Fund	$3,472,715	N/A	Daily	12 months

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present information about assets and liabilities measured at fair value on a recurring basis:

	Fair value measurements as of December 31, 2025, using:
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Registered investment companies	$38,357,555	$—	$—	$38,357,555
Culp, Inc. common stock	739,327	—	—	739,327
Pooled Separate Accounts - T. Rowe Price Retirement Series	—	7,364,105	—	7,364,105
Money market fund	—	32,578	—	32,578
Total investments in the fair value hierarchy	$39,096,882	$7,396,683	$—	$46,493,565

Investments at net asset value, as a practical expedient:
Common and collective trust fund				2,973,527

Total investments at fair value				$49,467,092

	Fair value measurements as of December 31, 2024, using:
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Registered investment companies	$40,077,354	$—	$—	$40,077,354
Culp, Inc. common stock	1,153,883	—	—	1,153,883
Money market fund	—	43,493	—	43,493
Total investments in the fair value hierarchy	$41,231,237	$43,493	$—	$41,274,730

Investments at net asset value, as a practical expedient:
Common and collective trust fund				3,472,715

Total investments at fair value				$44,747,445